INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Corporate tax rate					23.00%	23.00%
Expected tax loss carryforwards					$ 19,151
Income tax expense continuing operations	$ 2	$ 6	$ 9	$ 26	$ 32	$ 24
Statutory income tax rate					23.00%	23.00%
Changes in valuation allowance					$ 922	$ 268
China [Member]
Income Taxes [Line Items]
Corporate tax rate					25.00%